Operations in hydrocarbon consortiums (Tables)	12 Months Ended
Dec. 31, 2020
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Summary of joint operations and consortia for the exploration and production of oil and gas
As of December 31, 2017, PELSA is part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

Name	Location	Working interest		Operator	Duration Up To
		Direct	Indirect
Argentina
Bajada del Palo	Neuquén	73.15%	—	PELSA	2025
Entre Lomas	Río Negro and Neuquén	73.15%	—	PELSA	2026
Agua Amarga	Río Negro	73.15%	—	PELSA	2034/2040

Summary of financial information of joint operation

	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Assets
Non-current assets	11,465	8,221	14,950
Current assets	3,967	3,026	1,488

Liabilities
Non-current liabilities	1,353	918	483
Current liabilities	3,509	3,374	3,307

	Successor for the year ended December 31, 2020	Successor for the year ended December 31, 2019	Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018
Cost of sales	(4,914)	(9,103)	(12,120)	(40,846)
Selling expenses	(4)	(106)	(46)	(5,304)
General and administrative expenses	(1,760)	(1,488)	(230)	(1,494)
Exploration expenses	(646)	(667)	(2)	(134)
Other operating income and expenses	(1,385)	(74)	(390)	51
Financial results, net	56	(961)	988	1,706

Total costs and expenses for the period/year	(8,653)	(12,399)	(11,800)	(46,021)

PELSA [member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Summary of joint operations and consortia for the exploration and production of oil and gas
As of December 31, 2020, the Company through its subsidiaries is the owner and is part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

Name	Location	Working interest		Operator	Duration Up To
		Direct	Indirect
Argentina
25 de Mayo - Medanito S.E.	Río Negro	—	100%	Vista Argentina	2026
Jagüel de los Machos	Río Negro	—	100%	Vista Argentina	2025
Bajada del Palo Este	Neuquén	—	100%	Vista Argentina	2053
Bajada del Palo Oeste	Neuquén	—	100%	Vista Argentina	2053
Entre Lomas	Río Negro	—	100%	Vista Argentina	2026
Entre Lomas	Neuquén	—	100%	Vista Argentina	2026
Agua Amarga - “Charco del Palenque”	Río Negro	—	100%	Vista Argentina	2034
Agua Amarga - “Jarilla Quemada”	Río Negro	—	100%	Vista Argentina	2040
Coirón Amargo Sur Oeste	Neuquén	—	10%	Shell Argentina S.A.	2053
Coirón Amargo Norte	Neuquén	—	84.62%	Vista Argentina	2036
Acambuco - “San Pedrito”	Salta	—	1.5%	Pan American Energy	2036
Acambuco - “Macueca”	Salta	—	1.5%	Pan American Energy	2040
Sur Río Deseado Este	Santa Cruz	—	16.9%	Alianza Petrolera Argentina S.A.	2021
Águila Mora	Neuquén	—	90%	Vista Argentina	2054
México
Block CS-01	Tabasco	—	50%	Vista Holding II	2047
Block A-10	Tabasco	—	50%	Jaguar	2047
Block TM-01	Veracruz	—	50%	Jaguar	2047
As of December 31, 2019, and 2018 the Company through its subsidiaries is the owner and is part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

Name	Location	Working interest		Operator	Duration Up To
		Direct	Indirect
Argentina
25 de Mayo - Medanito S.E.	Río Negro	—	100%	Vista Argentina	2026
Jagüel de los Machos	Río Negro	—	100%	Vista Argentina	2025
Bajada del Palo Este	Neuquén	—	100%	Vista Argentina	2053
Bajada del Palo Oeste	Neuquén	—	100%	Vista Argentina	2053
Entre Lomas	Río Negro	—	100%	Vista Argentina	2026
Entre Lomas	Neuquén	—	100%	Vista Argentina	2026
Agua Amarga - “Charco del Palenque”	Río Negro	—	100%	Vista Argentina	2034
Agua Amarga - “Jarilla Quemada”	Río Negro	—	100%	Vista Argentina	2040
Coirón Amargo Sur Oeste	Neuquén	—	10%	Shell Argentina S.A.	2053
Coirón Amargo Norte	Neuquén	—	55%	Vista Argentina	2036
Acambuco - “San Pedrito”	Salta	—	1.5%	Pan American Energy	2036
Acambuco - “Macueca”	Salta	—	1.5%	Pan American Energy	2040
Sur Río Deseado Este	Santa Cruz	—	16.9%	Alianza Petrolera Argentina S.A.	2021
Águila Mora	Neuquén	—	90%	Vista Argentina	2054
México
Block CS-01	Tabasco	—	50%	Jaguar	2047
Block A-10	Tabasco	—	50%	Jaguar	2047
Block TM-01	Veracruz	—	50%	Jaguar	2047